Retirement Plans - Weighted Average Assumptions Used to Determine Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Long-term rate of return on plan assets	7.00%	7.00%
Benefit obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate on benefit obligation	3.72%	4.60%
Long-term rate of return on plan assets	7.00%	7.00%
Rate of compensation increase	3.00%	3.00%
Net periodic pension cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate on benefit obligation	4.60%	5.04%
Long-term rate of return on plan assets	7.00%	7.00%
Rate of compensation increase	3.00%	3.00%